BUSINESS COMBINATION (Tables)	6 Months Ended
Jun. 30, 2026
Kukugan Invest [Member]
SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES BUSINESS COMBINATION

January 6
2026
US$
Fair value of consideration transferred	100
Fair value of the assets acquired and liabilities assumed
Cash and cash equivalent	16,300
Deferred offering costs	56,144
Other current assets	13,671
Current liabilities	(86,717)
Other payable, non-current	(156,064)
Total identifiable liabilities	(156,666)
Goodwill recognized	156,766